VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Vessels and Equipment

(in thousands of $)	2012	2011
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	1,041,126	896,830